Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Baird Funds, Inc.
Entity Central Index Key	0001282693
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BUBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BUBSX	$20	0.40%
[1]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 9,067,719,327
Holdings Count | $ / shares	370
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,067,719,327	Average Effective Duration	0.53 years
Number of Holdings	370	Average Effective Maturity	0.56 years
Portfolio Turnover Rate	48%	SEC 30-Day Yield	4.29%
Average Credit Quality	A+	SEC 30-Day Unsubsidized Yield	4.14%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	45.4%
U.S. Treasury Securities	17.8%
U.S. Treasury Bills	11.6%
Asset-Backed Securities	10.7%
Non-Agency CMBS	5.8%
Money Market Funds	4.6%
Commercial Paper	3.6%
Non-Agency RMBS	0.4%
Municipal Bonds	0.1%
Other Government Related Securities	0.0%

Credit Rating Breakdown*
U.S. Treasury	30.5%
U.S. Agency	0.0%
AAA	18.0%
AA	0.8%
A	15.9%
BBB	34.4%
Below BBB	0.4%
Not Rated	0.0%
[2]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BUBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BUBIX	$8	0.15%
[3]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 9,067,719,327
Holdings Count | $ / shares	370
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,067,719,327	Average Effective Duration	0.53 years
Number of Holdings	370	Average Effective Maturity	0.56 years
Portfolio Turnover Rate	48%	SEC 30-Day Yield	4.54%
Average Credit Quality	A+	SEC 30-Day Unsubsidized Yield	4.39%

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	45.4%
U.S. Treasury Securities	17.8%
U.S. Treasury Bills	11.6%
Asset-Backed Securities	10.7%
Non-Agency CMBS	5.8%
Money Market Funds	4.6%
Commercial Paper	3.6%
Non-Agency RMBS	0.4%
Municipal Bonds	0.1%
Other Government Related Securities	0.0%

Credit Rating Breakdown*
U.S. Treasury	30.5%
U.S. Agency	0.0%
AAA	18.0%
AA	0.8%
A	15.9%
BBB	34.4%
Below BBB	0.4%
Not Rated	0.0%
[4]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSBSX	$28	0.55%
[5]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 11,140,320,447
Holdings Count | $ / shares	471
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,140,320,447	Average Effective Duration	1.87 years
Number of Holdings	471	Average Effective Maturity	2.03 years
Portfolio Turnover Rate	61%	SEC 30-Day Yield	3.97%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	50.7%
U.S. Treasury Securities	34.2%
Asset-Backed Securities	4.3%
Non-Agency CMBS	3.5%
Non-Agency RMBS	3.2%
Money Market Funds	3.0%
Municipal Bonds	0.7%
Other Government Related Securities	0.4%

Credit Rating Breakdown*
U.S. Treasury	35.1%
U.S. Agency	0.0%
AAA	11.7%
AA	4.3%
A	16.4%
BBB	31.7%
Below BBB	0.7%
Not Rated	0.1%
[6]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSBIX	$15	0.30%
[7]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 11,140,320,447
Holdings Count | $ / shares	471
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,140,320,447	Average Effective Duration	1.87 years
Number of Holdings	471	Average Effective Maturity	2.03 years
Portfolio Turnover Rate	61%	SEC 30-Day Yield	4.23%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	50.7%
U.S. Treasury Securities	34.2%
Asset-Backed Securities	4.3%
Non-Agency CMBS	3.5%
Non-Agency RMBS	3.2%
Money Market Funds	3.0%
Municipal Bonds	0.7%
Other Government Related Securities	0.4%

Credit Rating Breakdown*
U.S. Treasury	35.1%
U.S. Agency	0.0%
AAA	11.7%
AA	4.3%
A	16.4%
BBB	31.7%
Below BBB	0.7%
Not Rated	0.1%
[8]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BIMSX	$28	0.55%
[9]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 11,363,017,139
Holdings Count | $ / shares	785
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,363,017,139	Average Effective Duration	3.76 years
Number of Holdings	785	Average Effective Maturity	4.31 years
Portfolio Turnover Rate	22%	SEC 30-Day Yield	3.87%
Average Credit Quality	AA-

Holdings [Text Block]

Security Type Breakdown
U.S. Treasury Securities	45.7%
Corporate Bonds	39.3%
Non-Agency RMBS	4.6%
Non-Agency CMBS	3.5%
Asset-Backed Securities	2.5%
Money Market Funds	2.1%
Municipal Bonds	1.7%
Other Government Related Securities	0.4%
Agency CMBS	0.2%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	46.5%
U.S. Agency	0.2%
AAA	11.5%
AA	4.1%
A	14.6%
BBB	23.0%
Below BBB	0.2%
Not Rated	0.0%
[10]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BIMIX	$15	0.30%
[11]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 11,363,017,139
Holdings Count | $ / shares	785
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,363,017,139	Average Effective Duration	3.76 years
Number of Holdings	785	Average Effective Maturity	4.31 years
Portfolio Turnover Rate	22%	SEC 30-Day Yield	4.12%
Average Credit Quality	AA-

Holdings [Text Block]

Security Type Breakdown
U.S. Treasury Securities	45.7%
Corporate Bonds	39.3%
Non-Agency RMBS	4.6%
Non-Agency CMBS	3.5%
Asset-Backed Securities	2.5%
Money Market Funds	2.1%
Municipal Bonds	1.7%
Other Government Related Securities	0.4%
Agency CMBS	0.2%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	46.5%
U.S. Agency	0.2%
AAA	11.5%
AA	4.1%
A	14.6%
BBB	23.0%
Below BBB	0.2%
Not Rated	0.0%
[12]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BAGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BAGSX	$28	0.55%
[13]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 53,316,718,294
Holdings Count | $ / shares	1,932
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$53,316,718,294	Average Effective Duration	6.06 years
Number of Holdings	1,932	Average Effective Maturity	8.06 years
Portfolio Turnover Rate	16%	SEC 30-Day Yield	4.03%
Average Credit Quality	AA-

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	36.2%
U.S. Treasury Securities	28.6%
Agency RMBS	20.3%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.1%
Asset-Backed Securities	2.7%
Money Market Funds	1.6%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	28.9%
U.S. Agency	21.3%
AAA	12.3%
AA	3.1%
A	13.4%
BBB	20.8%
Below BBB	0.3%
Not Rated	0.0%
[14]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BAGIX	$15	0.30%
[15]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 53,316,718,294
Holdings Count | $ / shares	1,932
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$53,316,718,294	Average Effective Duration	6.06 years
Number of Holdings	1,932	Average Effective Maturity	8.06 years
Portfolio Turnover Rate	16%	SEC 30-Day Yield	4.28%
Average Credit Quality	AA-

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	36.2%
U.S. Treasury Securities	28.6%
Agency RMBS	20.3%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.1%
Asset-Backed Securities	2.7%
Money Market Funds	1.6%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	28.9%
U.S. Agency	21.3%
AAA	12.3%
AA	3.1%
A	13.4%
BBB	20.8%
Below BBB	0.3%
Not Rated	0.0%
[16]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BCOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BCOSX	$28	0.55%
[17]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 38,965,969,952
Holdings Count | $ / shares	1,896
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$38,965,969,952	Average Effective Duration	5.83 years
Number of Holdings	1,896	Average Effective Maturity	7.79 years
Portfolio Turnover Rate	17%	SEC 30-Day Yield	4.19%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	44.2%
U.S. Treasury Securities	24.2%
Agency RMBS	16.8%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.0%
Asset-Backed Securities	2.7%
Money Market Funds	1.6%
Agency CMBS	0.7%
Municipal Bonds	0.7%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	24.4%
U.S. Agency	17.5%
AAA	12.4%
AA	2.7%
A	13.9%
BBB	26.5%
Below BBB	2.5%
Not Rated	0.1%
[18]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BCOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BCOIX	$15	0.30%
[19]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 38,965,969,952
Holdings Count | $ / shares	1,896
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$38,965,969,952	Average Effective Duration	5.83 years
Number of Holdings	1,896	Average Effective Maturity	7.79 years
Portfolio Turnover Rate	17%	SEC 30-Day Yield	4.44%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Corporate Bonds	44.2%
U.S. Treasury Securities	24.2%
Agency RMBS	16.8%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.0%
Asset-Backed Securities	2.7%
Money Market Funds	1.6%
Agency CMBS	0.7%
Municipal Bonds	0.7%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	24.4%
U.S. Agency	17.5%
AAA	12.4%
AA	2.7%
A	13.9%
BBB	26.5%
Below BBB	2.5%
Not Rated	0.1%
[20]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BTMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BTMSX	$28	0.55%
[21]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 1,656,939,786
Holdings Count | $ / shares	1,215
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,656,939,786	Average Effective Duration	2.29 years
Number of Holdings	1,215	Average Effective Maturity	2.52 years
Portfolio Turnover Rate	14%	SEC 30-Day Yield	3.10%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Revenue	63.3%
General Obligation	27.2%
Pre-Refunded ETM	9.3%
Money Market Funds	0.2%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	12.4%
AA	54.6%
A	16.2%
BBB	10.3%
Below BBB	1.0%
Not Rated	5.4%
[22]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BTMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BTMIX	$15	0.30%
[23]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,656,939,786
Holdings Count | $ / shares	1,215
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,656,939,786	Average Effective Duration	2.29 years
Number of Holdings	1,215	Average Effective Maturity	2.52 years
Portfolio Turnover Rate	14%	SEC 30-Day Yield	3.35%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Revenue	63.3%
General Obligation	27.2%
Pre-Refunded ETM	9.3%
Money Market Funds	0.2%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	12.4%
AA	54.6%
A	16.2%
BBB	10.3%
Below BBB	1.0%
Not Rated	5.4%
[24]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSNSX	$27	0.55%
[25]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 2,185,387,324
Holdings Count | $ / shares	1,533
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,185,387,324	Average Effective Duration	5.06 years
Number of Holdings	1,533	Average Effective Maturity	4.86 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.47%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Revenue	75.8%
General Obligation	20.3%
Pre-Refunded ETM	3.3%
Money Market Funds	0.6%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S Agency	0.0%
AAA	11.4%
AA	53.0%
A	22.7%
BBB	7.5%
Below BBB	1.4%
Not Rated	4.0%
[26]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSNIX	$15	0.30%
[27]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,185,387,324
Holdings Count | $ / shares	1,533
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,185,387,324	Average Effective Duration	5.06 years
Number of Holdings	1,533	Average Effective Maturity	4.86 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.72%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Revenue	75.8%
General Obligation	20.3%
Pre-Refunded ETM	3.3%
Money Market Funds	0.6%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S Agency	0.0%
AAA	11.4%
AA	53.0%
A	22.7%
BBB	7.5%
Below BBB	1.4%
Not Rated	4.0%
[28]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMBSX	$27	0.55%
[29]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 1,038,524,548
Holdings Count | $ / shares	617
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,038,524,548	Average Effective Duration	4.61 years
Number of Holdings	617	Average Effective Maturity	4.71 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.09%
Average Credit Quality	AA+

Holdings [Text Block]

Security Type Breakdown
Pre-Refunded ETM	44.6%
Revenue	32.9%
General Obligation	19.7%
U.S. Treasury Securities	1.5%
Money Market Funds	1.3%

Credit Rating Breakdown*
U.S. Treasury	1.5%
U.S. Agency	0.0%
AAA	16.8%
AA	81.4%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.0%
[30]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMBIX	$15	0.30%
[31]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,038,524,548
Holdings Count | $ / shares	617
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,038,524,548	Average Effective Duration	4.61 years
Number of Holdings	617	Average Effective Maturity	4.71 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.34%
Average Credit Quality	AA+

Holdings [Text Block]

Security Type Breakdown
Pre-Refunded ETM	44.6%
Revenue	32.9%
General Obligation	19.7%
U.S. Treasury Securities	1.5%
Money Market Funds	1.3%

Credit Rating Breakdown*
U.S. Treasury	1.5%
U.S. Agency	0.0%
AAA	16.8%
AA	81.4%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.0%
[32]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMNSX	$27	0.55%
[33]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 4,598,244,962
Holdings Count | $ / shares	3,099
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,598,244,962	Average Effective Duration	5.09 years
Number of Holdings	3,099	Average Effective Maturity	5.15 years
Portfolio Turnover Rate	14%	SEC 30-Day Yield	3.50%
Average Credit Quality	AA-

Holdings [Text Block]

Security Type Breakdown
Revenue	67.0%
General Obligation	26.5%
Pre-Refunded ETM	5.1%
Money Market Funds	0.7%
U.S. Treasury Securities	0.7%

Credit Rating Breakdown*
U.S. Treasury	0.7%
U.S. Agency	0.0%
AAA	9.7%
AA	61.6%
A	17.9%
BBB	7.4%
Below BBB	0.7%
Not Rated	2.0%
[34]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMNIX	$15	0.30%
[35]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 4,598,244,962
Holdings Count | $ / shares	3,099
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,598,244,962	Average Effective Duration	5.09 years
Number of Holdings	3,099	Average Effective Maturity	5.15 years
Portfolio Turnover Rate	14%	SEC 30-Day Yield	3.75%
Average Credit Quality	AA-

Holdings [Text Block]

Security Type Breakdown
Revenue	67.0%
General Obligation	26.5%
Pre-Refunded ETM	5.1%
Money Market Funds	0.7%
U.S. Treasury Securities	0.7%

Credit Rating Breakdown*
U.S. Treasury	0.7%
U.S. Agency	0.0%
AAA	9.7%
AA	61.6%
A	17.9%
BBB	7.4%
Below BBB	0.7%
Not Rated	2.0%
[36]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMQSX	$27	0.55%
[37]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 489,948,644
Holdings Count | $ / shares	676
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$489,948,644	Average Effective Duration	6.89 years
Number of Holdings	676	Average Effective Maturity	7.61 years
Portfolio Turnover Rate	11%	SEC 30-Day Yield	3.82%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Revenue	71.8%
General Obligation	26.5%
Pre-Refunded ETM	0.9%
Money Market Funds	0.8%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S Agency	0.0%
AAA	11.1%
AA	57.0%
A	19.5%
BBB	6.5%
Below BBB	1.4%
Not Rated	4.5%
[38]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMQIX	$15	0.30%
[39]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 489,948,644
Holdings Count | $ / shares	676
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$489,948,644	Average Effective Duration	6.89 years
Number of Holdings	676	Average Effective Maturity	7.61 years
Portfolio Turnover Rate	11%	SEC 30-Day Yield	4.07%
Average Credit Quality	A+

Holdings [Text Block]

Security Type Breakdown
Revenue	71.8%
General Obligation	26.5%
Pre-Refunded ETM	0.9%
Money Market Funds	0.8%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S Agency	0.0%
AAA	11.1%
AA	57.0%
A	19.5%
BBB	6.5%
Below BBB	1.4%
Not Rated	4.5%
[40]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BMDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMDSX	$52	1.07%
[41]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%
Net Assets	$ 1,456,545,344
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,456,545,344	Portfolio Turnover Rate	30%
Number of Holdings	53

Holdings [Text Block]

Top 10 Holdings
Broadridge Financial Solutions, Inc.	2.7%
Dexcom, Inc.	2.6%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc. - Class A	2.5%
Veeva Systems, Inc. - Class A	2.5%
BWX Technologies, Inc.	2.4%
Penumbra, Inc.	2.4%
MSCI, Inc.	2.4%
Tyler Technologies, Inc.	2.3%
CDW Corp.	2.3%

Sector Breakdown
Industrials	22.8%
Information Technology	19.0%
Health Care	17.2%
Consumer Discretionary	13.7%
Financials	10.7%
Consumer Staples	8.3%
Communication Services	2.6%
Real Estate	2.2%
Energy	1.6%
Money Market Funds	1.9%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMDIX	$40	0.82%
[42]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 1,456,545,344
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,456,545,344	Portfolio Turnover Rate	30%
Number of Holdings	53

Holdings [Text Block]

Top 10 Holdings
Broadridge Financial Solutions, Inc.	2.7%
Dexcom, Inc.	2.6%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc. - Class A	2.5%
Veeva Systems, Inc. - Class A	2.5%
BWX Technologies, Inc.	2.4%
Penumbra, Inc.	2.4%
MSCI, Inc.	2.4%
Tyler Technologies, Inc.	2.3%
CDW Corp.	2.3%

Sector Breakdown
Industrials	22.8%
Information Technology	19.0%
Health Care	17.2%
Consumer Discretionary	13.7%
Financials	10.7%
Consumer Staples	8.3%
Communication Services	2.6%
Real Estate	2.2%
Energy	1.6%
Money Market Funds	1.9%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BSGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSGSX	$53	1.10%
[43]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Net Assets	$ 154,335,089
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$154,335,089	Portfolio Turnover Rate	34%
Number of Holdings	56

Holdings [Text Block]

Top 10 Holdings
Insulet Corp.	3.5%
BWX Technologies, Inc.	3.2%
Casey’s General Stores, Inc.	3.1%
Shift4 Payments, Inc. - Class A	2.7%
Neurocrine Biosciences, Inc.	2.6%
Boot Barn Holdings, Inc.	2.6%
First American Government Obligations Fund - Class U	2.6%
Penumbra, Inc.	2.6%
DraftKings, Inc. - Class A	2.5%
Masimo Corp.	2.4%

Sector Breakdown
Health Care	23.6%
Information Technology	17.6%
Industrials	16.7%
Consumer Discretionary	16.1%
Financials	11.2%
Consumer Staples	8.4%
Energy	2.5%
Real Estate	1.3%
Money Market Funds	2.6%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSGIX	$41	0.85%
[44]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Net Assets	$ 154,335,089
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$154,335,089	Portfolio Turnover Rate	34%
Number of Holdings	56

Holdings [Text Block]

Top 10 Holdings
Insulet Corp.	3.5%
BWX Technologies, Inc.	3.2%
Casey’s General Stores, Inc.	3.1%
Shift4 Payments, Inc. - Class A	2.7%
Neurocrine Biosciences, Inc.	2.6%
Boot Barn Holdings, Inc.	2.6%
First American Government Obligations Fund - Class U	2.6%
Penumbra, Inc.	2.6%
DraftKings, Inc. - Class A	2.5%
Masimo Corp.	2.4%

Sector Breakdown
Health Care	23.6%
Information Technology	17.6%
Industrials	16.7%
Consumer Discretionary	16.1%
Financials	11.2%
Consumer Staples	8.4%
Energy	2.5%
Real Estate	1.3%
Money Market Funds	2.6%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Investor Class Shares
Trading Symbol	BSVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSVSX	$73	1.50%
[45]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.50%
Net Assets	$ 76,116,768
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$76,116,768	Portfolio Turnover Rate	42%
Number of Holdings	39

Holdings [Text Block]

Top 10 Holdings
Sportradar Group AG - Class A	9.0%
NCR Voyix Corp.	8.4%
BILL Holdings, Inc.	5.7%
ZoomInfo Technologies, Inc.	4.2%
Norwegian Cruise Line Holdings Ltd.	4.1%
Universal Display Corp.	4.1%
Phreesia, Inc.	3.9%
Mister Car Wash, Inc.	3.9%
HealthEquity, Inc.	3.9%
Madison Square Garden Sports Corp.	3.8%

Sector Breakdown
Information Technology	30.6%
Industrials	19.8%
Consumer Discretionary	19.1%
Health Care	14.5%
Communication Services	9.9%
Consumer Staples	2.2%
Energy	2.1%
Financials	1.1%
Money Market Funds	0.7%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	BSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSVIX	$61	1.25%
[46]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Net Assets	$ 76,116,768
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$76,116,768	Portfolio Turnover Rate	42%
Number of Holdings	39

Holdings [Text Block]

Top 10 Holdings
Sportradar Group AG - Class A	9.0%
NCR Voyix Corp.	8.4%
BILL Holdings, Inc.	5.7%
ZoomInfo Technologies, Inc.	4.2%
Norwegian Cruise Line Holdings Ltd.	4.1%
Universal Display Corp.	4.1%
Phreesia, Inc.	3.9%
Mister Car Wash, Inc.	3.9%
HealthEquity, Inc.	3.9%
Madison Square Garden Sports Corp.	3.8%

Sector Breakdown
Information Technology	30.6%
Industrials	19.8%
Consumer Discretionary	19.1%
Health Care	14.5%
Communication Services	9.9%
Consumer Staples	2.2%
Energy	2.1%
Financials	1.1%
Money Market Funds	0.7%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | CCWSX	$55	1.05%
[47]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 1,426,488,110
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,426,488,110	Portfolio Turnover Rate	8%
Number of Holdings	32

Holdings [Text Block]

Geographic Breakdown
China	14.7%
Canada	14.7%
Japan	12.4%
United States	11.1%
Netherlands	7.7%
Denmark	7.7%
India	7.6%
Singapore	7.6%
France	5.0%
Other Countries	11.5%

Top 10 Holdings
Safran SA	5.0%
Constellation Software, Inc.	4.6%
Waste Connections, Inc.	4.4%
Adyen NV	4.2%
Fairfax Financial Holdings Ltd.	4.1%
Prosus NV	4.0%
HDFC Bank Ltd.	3.9%
DBS Group Holdings Ltd.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Sea Ltd.	3.7%

Sector Breakdown
Information Technology	25.6%
Industrials	21.0%
Financials	18.3%
Consumer Discretionary	11.6%
Health Care	10.9%
Communication Services	3.7%
Utilities	3.5%
Real Estate	2.6%
Money Market Funds	2.8%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | CCWIX	$42	0.80%
[48]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 1,426,488,110
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,426,488,110	Portfolio Turnover Rate	8%
Number of Holdings	32

Holdings [Text Block]

Geographic Breakdown
China	14.7%
Canada	14.7%
Japan	12.4%
United States	11.1%
Netherlands	7.7%
Denmark	7.7%
India	7.6%
Singapore	7.6%
France	5.0%
Other Countries	11.5%

Top 10 Holdings
Safran SA	5.0%
Constellation Software, Inc.	4.6%
Waste Connections, Inc.	4.4%
Adyen NV	4.2%
Fairfax Financial Holdings Ltd.	4.1%
Prosus NV	4.0%
HDFC Bank Ltd.	3.9%
DBS Group Holdings Ltd.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Sea Ltd.	3.7%

Sector Breakdown
Information Technology	25.6%
Industrials	21.0%
Financials	18.3%
Consumer Discretionary	11.6%
Health Care	10.9%
Communication Services	3.7%
Utilities	3.5%
Real Estate	2.6%
Money Market Funds	2.8%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | CCGSX	$55	1.05%
[49]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 411,743,535
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$411,743,535	Portfolio Turnover Rate	9%
Number of Holdings	42

Holdings [Text Block]

Geographic Breakdown
United States	36.2%
Canada	11.4%
China	10.2%
Japan	8.3%
Netherlands	5.9%
Denmark	5.8%
Singapore	5.6%
India	5.2%
France	3.6%
Other Countries	7.8%

Top 10 Holdings
Constellation Software, Inc.	4.6%
Mastercard, Inc. - Class A	4.5%
Waste Connections, Inc.	3.7%
Safran SA	3.6%
Amazon.com, Inc.	3.4%
Alphabet, Inc. - Class A	3.3%
Adyen NV	3.3%
Charles Schwab Corp.	3.2%
Sea Ltd.	3.0%
Prosus NV	3.0%

Sector Breakdown
Information Technology	22.7%
Financials	21.1%
Consumer Discretionary	16.4%
Industrials	13.6%
Health Care	13.4%
Communication Services	6.3%
Utilities	2.3%
Real Estate	1.9%
Money Market Funds	2.3%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | CCGIX	$42	0.80%
[50]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 411,743,535
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$411,743,535	Portfolio Turnover Rate	9%
Number of Holdings	42

Holdings [Text Block]

Geographic Breakdown
United States	36.2%
Canada	11.4%
China	10.2%
Japan	8.3%
Netherlands	5.9%
Denmark	5.8%
Singapore	5.6%
India	5.2%
France	3.6%
Other Countries	7.8%

Top 10 Holdings
Constellation Software, Inc.	4.6%
Mastercard, Inc. - Class A	4.5%
Waste Connections, Inc.	3.7%
Safran SA	3.6%
Amazon.com, Inc.	3.4%
Alphabet, Inc. - Class A	3.3%
Adyen NV	3.3%
Charles Schwab Corp.	3.2%
Sea Ltd.	3.0%
Prosus NV	3.0%

Sector Breakdown
Information Technology	22.7%
Financials	21.1%
Consumer Discretionary	16.4%
Industrials	13.6%
Health Care	13.4%
Communication Services	6.3%
Utilities	2.3%
Real Estate	1.9%
Money Market Funds	2.3%

Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments

[1]
*	Annualized

[2]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[3]
*	Annualized

[4]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[5]
*	Annualized

[6]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[7]
*	Annualized

[8]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[9]
*	Annualized

[10]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[11]
*	Annualized

[12]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[13]
*	Annualized

[14]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[15]
*	Annualized

[16]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[17]
*	Annualized

[18]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[19]
*	Annualized

[20]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[21]
*	Annualized

[22]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[23]
*	Annualized

[24]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[25]
*	Annualized

[26]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[27]
*	Annualized

[28]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[29]
*	Annualized

[30]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[31]
*	Annualized

[32]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[33]
*	Annualized

[34]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[35]
*	Annualized

[36]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[37]
*	Annualized

[38]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[39]
*	Annualized

[40]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

[41]
*	Annualized

[42]
*	Annualized

[43]
*	Annualized

[44]
*	Annualized

[45]
*	Annualized

[46]
*	Annualized

[47]
*	Annualized

[48]
*	Annualized

[49]
*	Annualized

[50]
*	Annualized